Long-term Incentive Plan - Schedule of long-term incentive plan (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance				$ 51.0	$ 78.9
Charge to income statement				43.2	14.5	$ 55.8
Derecognition of Gruyere previously held interest - 50%				(1.3)	0.0
Gold Road acquisition through business combination - 100%				1.8	0.0
Payments				(33.2)	(38.2)
Translation adjustment				3.0	(4.2)
Balance at end of the year			$ 64.5	64.5	51.0	$ 78.9
Current portion of long-term incentive plan			(44.1)	(44.1)	(31.0)
Non-current portion of long-term incentive plan			$ 20.4	$ 20.4	$ 20.0
Maturity term (in years)				3 years
Gold Road
Disclosure of terms and conditions of share-based payment arrangement [line items]
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of ownership in joint operation	50.00%	50.00%					50.00%